Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 39.6%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 5.5990%, 9/15/34 (144A)‡	$2,890,000	$2,805,377
ACC Auto Trust 2021-A A, 1.0800%, 4/15/27 (144A)	145,978	144,833
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	1,361,270	1,338,489
ACHV Trust 2023-1PL A, 6.4200%, 3/18/30 (144A)	959,118	958,690
ACM Auto Trust 2023-1A A, 6.6100%, 1/22/30 (144A)	2,961,330	2,962,465
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	1,402,000	1,355,218
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	159,769	153,116
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	139,096	130,701
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	640,890	578,336
ARES CLO Ltd 2021-60A A,
ICE LIBOR USD 3 Month + 1.1200%, 5.9147%, 7/18/34 (144A)‡	491,000	477,556
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	2,006,309	1,961,890
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	684,704	669,175
Barclays Commercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.9750%, 5.6594%, 8/15/36 (144A)‡	430,000	425,928
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 6.7251%, 4/15/37 (144A)‡	3,717,000	3,571,621
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 5.8616%, 10/15/36 (144A)‡	3,732,437	3,689,829
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 6.0216%, 10/15/36 (144A)‡	850,000	834,310
BX Commercial Mortgage Trust 2021-21M A,
ICE LIBOR USD 1 Month + 0.7300%, 5.4140%, 10/15/36 (144A)‡	1,868,489	1,791,777
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 5.7425%, 2/15/36 (144A)‡	1,598,000	1,524,337
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 5.7425%, 2/15/36 (144A)‡	1,817,000	1,731,574
BX Commercial Mortgage Trust 2021-VOLT F,
ICE LIBOR USD 1 Month + 2.4000%, 7.0844%, 9/15/36 (144A)‡	3,235,000	2,981,711
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 5.5763%, 4/15/39 (144A)‡	1,958,741	1,841,596
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	359,481	356,531
CBAM CLO Management 2019-11RA A2,
ICE LIBOR USD 3 Month + 1.5000%, 6.3077%, 1/20/35 (144A)‡	4,325,000	4,067,429
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	2,177,828	1,920,482
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	799,073	653,474
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	12,350,713	12,012,515
Chase Auto Credit Linked Notes 2020-1 B, 0.9910%, 1/25/28 (144A)	456,101	451,095
Chase Auto Credit Linked Notes 2020-2 B, 0.8400%, 2/25/28 (144A)	344,372	337,427
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	862,282	835,520
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	678,055	654,686
Chase Mortgage Finance Corp 2020-CL1 M1,
ICE LIBOR USD 1 Month + 2.2500%, 6.8670%, 10/25/57 (144A)‡	3,188,602	3,098,938
Chesapeake Funding II LLC 2019-2A, 2.7100%, 9/15/31 (144A)	2,858,000	2,855,365
CIFC Funding Ltd 2016-1A BRR,
ICE LIBOR USD 3 Month + 1.7000%, 6.5153%, 10/21/31 (144A)‡	1,278,000	1,242,721
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 6.4153%, 1/23/35 (144A)‡	1,432,000	1,377,508
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	1,057,428	1,006,248
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 5.5844%, 11/15/37 (144A)‡	3,282,205	3,193,417
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 5.9844%, 11/15/37 (144A)‡	1,683,863	1,630,811
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 6.3344%, 11/15/37 (144A)‡	1,690,744	1,630,725
COLEM Mortgage Trust 2022-HLNE A, 2.4610%, 4/12/42 (144A)‡	4,914,000	4,221,219
Conn Funding II LP 2022-A A, 5.8700%, 12/15/26 (144A)	624,363	624,265
Connecticut Avenue Securities Trust 2015-C01 1M2,
ICE LIBOR USD 1 Month + 4.3000%, 9.1453%, 2/25/25‡	360,479	371,732
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 7.2453%, 4/25/31 (144A)‡	45,407	45,417
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 7.1453%, 8/25/31 (144A)‡	12,995	12,995
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 6.9953%, 9/25/31 (144A)‡	245,604	245,501
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 6.9453%, 10/25/39 (144A)‡	3,198	3,199

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2021-R02 2M1,
US 30 Day Average SOFR + 0.9000%, 5.4598%, 11/25/41 (144A)‡	$1,805,047	$1,782,583
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 11/25/41 (144A)‡	2,548,000	2,363,363
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.2098%, 12/25/41 (144A)‡	951,000	900,251
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 7.7098%, 12/25/41 (144A)‡	1,759,000	1,628,621
Connecticut Avenue Securities Trust 2022-R01 1M2,
US 30 Day Average SOFR + 1.9000%, 6.4598%, 12/25/41 (144A)‡	1,997,000	1,895,742
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 6.6598%, 3/25/42 (144A)‡	1,850,230	1,845,797
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 3/25/42 (144A)‡	834,540	832,465
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 7.3098%, 5/25/42 (144A)‡	734,858	743,946
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.1098%, 7/25/42 (144A)‡	902,082	907,712
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 6.9682%, 12/25/42 (144A)‡	918,128	916,770
Consumer Loan Underlying Bond Credit Trust 2019-P2 C,
4.4100%, 10/15/26 (144A)	195,600	195,040
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	2,622,967	2,594,519
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 5.6640%, 5/15/36 (144A)‡	3,693,810	3,654,192
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 6.1140%, 5/15/36 (144A)‡	4,095,810	4,019,442
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 8.6543%, 4/15/23 (144A)‡	1,528,094	1,491,716
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47 (144A)	4,867,800	4,532,480
DBCCRE Mortgage Trust 2014-ARCP E, 4.9345%, 1/10/34 (144A)‡	4,240,000	3,914,076
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	2,114,000	1,809,200
Diamond Resorts Owner Trust 2021-1A A, 1.5100%, 11/21/33 (144A)	625,860	578,218
Donlen Fleet Lease Funding 2021-2 B, 0.9800%, 12/11/34 (144A)	1,572,000	1,485,231
Donlen Fleet Lease Funding 2021-2 C, 1.2000%, 12/11/34 (144A)	1,471,000	1,378,722
Drive Auto Receivables Trust 2020-1, 2.7000%, 5/17/27	2,356,169	2,303,889
DROP Mortgage Trust 2021-FILE A,
ICE LIBOR USD 1 Month + 1.1500%, 5.8300%, 10/15/43 (144A)‡	3,929,000	3,629,322
Elmwood CLO VIII Ltd 2019-2A AR,
ICE LIBOR USD 3 Month + 1.1500%, 5.9577%, 4/20/34 (144A)‡	740,000	723,314
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	2,895,000	2,876,179
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	2,687,000	2,663,892
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	1,081,000	1,018,198
Extended Stay America Trust 2021-ESH E,
ICE LIBOR USD 1 Month + 2.8500%, 7.5350%, 7/15/38 (144A)‡	3,306,363	3,120,084
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 9.8453%, 7/25/25‡	151,669	157,742
First Investors Auto Owner Trust 2022-1A A, 2.0300%, 1/15/27 (144A)	2,238,858	2,182,425
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	5,511,599	4,642,830
Foursight Capital Auto Receivables Trust 2021-1 B, 0.8700%, 1/15/26 (144A)	2,534,687	2,500,700
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 6.7953%, 10/25/49 (144A)‡	160,844	160,446
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 12/25/50 (144A)‡	1,084,953	1,084,947
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
ICE LIBOR USD 1 Month + 3.1000%, 7.9453%, 3/25/50 (144A)‡	1,844,394	1,881,392
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 7.1598%, 11/25/50 (144A)‡	1,189,972	1,190,311
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 6.8598%, 8/25/33 (144A)‡	622,000	611,858
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 6.8098%, 8/25/33 (144A)‡	681,000	655,354
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA2 M2,
US 30 Day Average SOFR + 2.0500%, 6.6098%, 12/25/33 (144A)‡	2,592,000	2,448,747
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 7.5098%, 6/25/42 (144A)‡	1,221,654	1,237,614
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 6.6598%, 3/25/42 (144A)‡	861,722	860,683
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 6.8598%, 8/25/42 (144A)‡	763,586	765,729
FREED ABS Trust 2019-2 C, 4.8600%, 11/18/26 (144A)	75,757	75,700
FREED ABS Trust 2021-3FP B, 1.0100%, 11/20/28 (144A)	986,790	980,820
FREED ABS Trust 2022-2CP B, 4.4900%, 5/18/29 (144A)	6,317,000	6,226,154
FREED ABS Trust 2022-3FP A, 4.5000%, 8/20/29 (144A)	746,120	744,918
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	4,810,590	4,046,727

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Great Wolf Trust,
CME Term SOFR 1 Month + 1.1485%, 5.9755%, 12/15/36 (144A)‡	$5,929,000	$5,794,700
Hewlett-Packard Financial Services Company Trust 2020-1A D,
2.2600%, 2/20/30 (144A)	617,995	616,997
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39 (144A)	1,668,601	1,580,127
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	991,000	922,349
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	2,560,000	2,339,172
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	25,338	25,067
KNDL Mortgage Trust 2019-KNSQ A,
ICE LIBOR USD 1 Month + 0.8000%, 5.4840%, 5/15/36 (144A)‡	3,838,000	3,798,051
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	566,110	548,766
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	2,992,940	2,976,278
Lendbuzz Securitization Trust 2021-1A A, 1.4600%, 6/15/26 (144A)	2,487,638	2,375,489
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	2,178,740	2,107,405
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	3,096,000	3,096,482
LendingPoint Asset Securitization Trust 2021-B A, 1.1100%, 2/15/29 (144A)	207,476	206,921
LendingPoint Asset Securitization Trust 2022-A A, 1.6800%, 6/15/29 (144A)	600,960	597,951
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 5.6415%, 3/15/38 (144A)‡	3,554,420	3,444,820
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.0415%, 3/15/38 (144A)‡	1,980,685	1,877,829
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.1223%, 5/15/39 (144A)‡	2,823,000	2,749,553
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 6.6210%, 5/15/39 (144A)‡	1,059,000	1,021,586
Marlette Funding Trust 2021-3A A, 0.6500%, 12/15/31 (144A)	509,521	506,058
Marlette Funding Trust 2023-1A A, 6.0700%, 4/15/33 (144A)	3,070,000	3,073,626
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 7.8350%, 11/15/38 (144A)‡	2,639,159	2,453,174
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	1,739,055	1,577,897
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	1,832,252	1,472,745
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	3,324,497	2,816,005
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	2,674,000	2,685,555
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 5.4850%, 4/15/38 (144A)‡	3,182,956	3,074,783
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 6.0350%, 4/15/38 (144A)‡	1,797,068	1,708,568
Neuberger Berman CLO Ltd 2019-33A BR,
ICE LIBOR USD 3 Month + 1.6000%, 6.3924%, 10/16/33 (144A)‡	3,800,000	3,716,689
NMEF Funding LLC 2022-A A2, 2.5800%, 10/16/28 (144A)	2,998,290	2,924,350
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	367,503	342,855
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	824,925	747,026
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	1,062,914	954,316
Oasis Securitization 2021-2A A, 2.1430%, 10/15/33 (144A)	1,042,656	1,025,023
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	1,431,887	1,410,240
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34 (144A)	2,080,498	2,069,781
Oasis Securitization 2023-1A A, 7.0000%, 2/15/35 (144A)	4,080,749	4,070,837
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51 (144A)‡	1,909,712	1,734,355
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	1,866,360	1,681,708
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	1,941,810	1,639,248
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	3,860,286	3,259,701
OCP CLO Ltd 2015-10A BR2,
ICE LIBOR USD 3 Month + 1.6500%, 6.4719%, 1/26/34 (144A)‡	2,686,000	2,588,920
Octagon Investment Partners 48 Ltd 2020-3A BR,
ICE LIBOR USD 3 Month + 1.6000%, 5.8426%, 10/20/34 (144A)‡	527,000	509,021
Ondeck Asset Securitization Trust LLC 2021-1A A, 1.5900%, 5/17/27 (144A)	1,807,000	1,674,776
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	2,858,362	2,317,502
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	3,893,447	3,283,099
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	1,651,292	1,348,272
Oscar US Funding Trust 2021-1A A3, 0.7000%, 4/10/25 (144A)	1,936,818	1,893,254
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	785,616	759,895
Palmer Square Loan Funding 2020-1A A2,
ICE LIBOR USD 3 Month + 1.3500%, 6.0254%, 2/20/28 (144A)‡	3,093,334	3,070,106
Pawnee Equipment Receivables 2021-1 A2, 1.1000%, 7/15/27 (144A)	2,501,903	2,404,965
Pear LLC 2022-1 A1, 6.5000%, 10/15/34 (144A)	1,759,804	1,757,657

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	$1,855,312	$1,710,351
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	1,836,100	1,710,954
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	2,444,884	2,381,723
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	1,606,673	1,298,295
Reach Financial LLC 2021-1A B, 2.1700%, 5/15/29 (144A)	2,110,000	1,930,985
Reach Financial LLC 2022-2A A, 6.6300%, 5/15/30 (144A)	1,523,989	1,521,205
Santander Bank Auto Credit-Linked Notes 2021-1A C, 3.2680%, 12/15/31 (144A)	663,966	640,216
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	1,632,631	1,589,509
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	4,581,000	4,354,424
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37 (144A)	996,342	925,299
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.8280%, 1/15/39 (144A)‡	2,805,000	2,705,044
SoFi Consumer Loan Program Trust 2022-1S A, 6.2100%, 4/15/31 (144A)	2,818,805	2,818,304
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46 (144A)	1,660,849	1,503,648
Sound Point CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.0800%, 5.8877%, 1/20/32 (144A)‡	2,136,000	2,093,049
SREIT Trust 2021-MFP A,
ICE LIBOR USD 1 Month + 0.7308%, 5.4152%, 11/15/38 (144A)‡	3,236,000	3,099,276
Tesla Auto Lease Trust 2020-A, 4.6400%, 8/20/24 (144A)	2,650,000	2,642,018
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	1,050,000	1,006,377
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	538,000	506,862
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	1,742,742	1,721,455
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29 (144A)	2,826,591	2,848,535
THL Credit Wind River CLO Ltd 2014-1A ARR,
ICE LIBOR USD 3 Month + 1.0500%, 5.8447%, 7/18/31 (144A)‡	5,118,934	5,010,699
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	994,000	973,872
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	819,000	802,416
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	1,109,000	1,080,298
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	1,077,627	1,070,211
Tricolor Auto Securitization Trust 2023-1A A, 6.4800%, 8/17/26 (144A)	2,481,582	2,481,565
TTAN 2021-MHC A, ICE LIBOR USD 1 Month + 0.8500%, 5.5350%, 3/15/38 (144A)‡	1,657,492	1,602,771
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	2,930,000	2,819,717
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	1,414,890	1,149,893
Upstart Securitization Trust 2020-3 B, 3.0140%, 11/20/30 (144A)	673,690	671,938
Upstart Securitization Trust 2021-3 A, 0.8300%, 7/20/31 (144A)	560,525	551,798
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	997,580	974,204
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	349,452	340,267
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	2,774,233	2,705,496
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	2,129,242	2,094,629
USASF Receivables LLC 2021-1A C, 2.2000%, 5/15/26 (144A)	3,000,000	2,866,445
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	2,652,000	2,388,768
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 5.5840%, 7/15/39 (144A)‡	1,260,000	1,198,465
Verizon Owner Trust 2019-C, 2.0600%, 4/22/24	2,365,718	2,362,255
Verus Securitization Trust 2020-1, 2.6420%, 1/25/60 (144A)Ç	2,776,442	2,639,427
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 6.4114%, 1/18/37 (144A)‡	1,233,677	1,197,164
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	592,360	559,054
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	1,233,914	1,119,947
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $359,545,017)		343,338,188
Corporate Bonds– 13.3%
Banking – 4.7%
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,851,000	2,980,383
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	3,253,000	3,215,935
BNP Paribas SA, USD SWAP SEMI 30/360 5YR + 5.1500%, 7.3750% (144A)‡,µ	5,148,000	4,885,915
Danske Bank A/S,
US Treasury Yield Curve Rate 1 Year + 2.1000%, 6.4660%, 1/9/26 (144A)‡	6,589,000	6,595,095
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	6,763,000	6,639,814
Morgan Stanley, 4.1000%, 5/22/23	8,673,000	8,654,652
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24‡	5,133,000	5,123,876
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	2,939,915
		41,035,585
Capital Goods – 0.4%
Regal Rexnord Corp, 6.0500%, 2/15/26 (144A)	1,890,000	1,898,285
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	1,518,000	1,518,676
		3,416,961
Communications – 0.3%
Sprint Corp, 7.8750%, 9/15/23	2,254,000	2,270,666
Consumer Cyclical – 0.3%
Lowe's Cos Inc, 3.3500%, 4/1/27	916,000	878,076
Wyndham Destinations Inc, 5.6500%, 4/1/24	1,763,000	1,757,570
		2,635,646

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical – 1.8%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	$1,938,000	$1,942,845
GE Healthcare Holding LLC, 5.6000%, 11/15/25 (144A)	3,053,000	3,089,840
HCA Inc, 5.3750%, 2/1/25	1,308,000	1,308,547
HCA Inc, 5.8750%, 2/15/26	684,000	694,128
Illumina Inc, 5.8000%, 12/12/25	2,951,000	2,978,255
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
2.5000%, 1/15/27 (144A)	4,222,000	3,749,136
Providence Service Corp, 5.8750%, 11/15/25 (144A)	1,734,000	1,662,473
Tenet Healthcare Corp, 4.6250%, 7/15/24	712,000	702,331
		16,127,555
Electric – 0.4%
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24 (144A)	1,229,000	1,213,355
Southern California Edison Co, 5.8500%, 11/1/27	2,077,000	2,188,444
		3,401,799
Energy – 0.5%
EQT Corp, 5.6780%, 10/1/25	2,371,000	2,363,892
Targa Resources Partners LP / Targa Resources Partners Finance Corp,
6.5000%, 7/15/27	1,643,000	1,675,144
		4,039,036
Finance Companies – 2.2%
Air Lease Corp, 0.8000%, 8/18/24	3,072,000	2,864,789
Ares Capital Corp, 2.8750%, 6/15/27	4,880,000	4,186,566
Avolon Holdings Funding Ltd, 4.2500%, 4/15/26 (144A)	2,351,000	2,210,588
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26 (144A)	3,354,000	2,981,287
Castlelake Aviation Finance DAC, 5.0000%, 4/15/27 (144A)	2,999,000	2,654,897
Owl Rock Capital Corp, 3.1250%, 4/13/27	4,908,000	4,121,412
		19,019,539
Government Sponsored – 0.4%
DAE Funding LLC, 1.5500%, 8/1/24 (144A)	1,642,000	1,544,347
NOVA Chemicals Corp, 4.8750%, 6/1/24 (144A)	1,707,000	1,684,075
		3,228,422
Insurance – 1.8%
Centene Corp, 4.2500%, 12/15/27	13,752,000	13,249,227
Corebridge Financial Inc, 3.5000%, 4/4/25 (144A)	2,625,000	2,521,541
		15,770,768
Real Estate Investment Trusts (REITs) – 0.5%
American Tower Trust I, 5.4900%, 3/15/28 (144A)	4,241,000	4,280,668
Total Corporate Bonds (cost $120,352,889)		115,226,645
Mortgage-Backed Securities– 5.2%
Fannie Mae:
4.5000%, TBA, 30 Year Maturity	2,741,764	2,685,122
Fannie Mae Pool:
4.0000%, 10/1/47	414,441	402,641
4.5000%, 6/1/48	386,272	384,034
4.0000%, 7/1/48	509,169	493,925
4.0000%, 11/1/48	590,850	573,161
4.0000%, 12/1/48	94,585	91,754
4.0000%, 6/1/49	75,077	72,681
4.5000%, 6/1/49	34,539	34,274
4.5000%, 8/1/49	49,744	49,363
4.0000%, 11/1/49	1,226,238	1,189,527
4.5000%, 1/1/50	987,420	981,699
4.5000%, 1/1/50	67,112	66,598
4.0000%, 9/1/50	1,882,232	1,822,167
3.5000%, 2/1/51	623,938	584,246
4.0000%, 3/1/51	5,021,103	4,860,872
4.0000%, 3/1/51	97,723	94,604
4.0000%, 3/1/51	47,882	46,448
4.0000%, 10/1/51	720,181	697,199
3.0000%, 3/1/52	1,051,181	948,085
3.0000%, 4/1/52	878,623	794,578
3.0000%, 4/1/52	758,041	683,466
3.5000%, 4/1/52	784,436	731,683
3.5000%, 4/1/52	429,973	400,814
3.5000%, 4/1/52	250,254	233,425
3.5000%, 4/1/52	158,752	148,005
3.5000%, 4/1/52	120,233	112,080
4.0000%, 4/1/52	565,771	548,242
4.5000%, 4/1/52	146,756	143,813
4.5000%, 4/1/52	112,981	110,716
4.5000%, 4/1/52	64,791	63,492
4.5000%, 4/1/52	58,811	57,632

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.5000%, 4/1/52	$51,434	$50,403
4.5000%, 4/1/52	33,119	32,430
4.5000%, 5/1/52	179,247	175,653
4.0000%, 6/1/52	456,677	436,840
4.0000%, 6/1/52	115,794	110,764
3.5000%, 7/1/52	2,918,383	2,730,266
4.0000%, 7/1/52	207,463	198,451
4.5000%, 8/1/52	1,941,968	1,903,406
5.0000%, 10/1/52	570,148	575,282
5.0000%, 10/1/52	250,679	252,937
5.5000%, 10/1/52	4,813,985	4,933,924
4.5000%, 11/1/52	1,940,951	1,926,954
5.0000%, 1/1/53	938,091	940,368
		31,688,902
Freddie Mac Pool:
4.0000%, 11/1/48	53,454	51,854
4.5000%, 6/1/49	36,521	36,241
4.5000%, 7/1/49	325,189	322,698
4.5000%, 7/1/49	55,845	55,418
4.5000%, 8/1/49	279,429	277,288
4.5000%, 1/1/50	188,889	187,442
4.5000%, 1/1/50	54,923	54,502
4.0000%, 3/1/50	636,612	617,556
4.5000%, 9/1/50	1,861,682	1,850,894
4.0000%, 10/1/50	184,797	178,900
4.5000%, 3/1/52	27,860	27,302
3.5000%, 4/1/52	112,714	105,083
3.5000%, 4/1/52	95,030	88,585
3.5000%, 7/1/52	1,130,647	1,057,759
4.0000%, 7/1/52	455,210	435,432
4.0000%, 8/1/52	510,679	488,704
4.0000%, 9/1/52	354,861	339,738
4.5000%, 10/1/52	1,151,300	1,142,998
5.0000%, 10/1/52	1,752,433	1,768,214
5.0000%, 10/1/52	1,135,864	1,146,093
5.0000%, 10/1/52	34,446	34,757
		10,267,458
Total Mortgage-Backed Securities (cost $44,991,570)		44,641,482
United States Treasury Notes/Bonds– 39.0%
0.1250%, 5/31/23	15,744,000	15,629,167
0.1250%, 6/30/23	60,346,000	59,687,906
0.1250%, 8/31/23	4,619,000	4,532,755
0.3750%, 10/31/23	44,134,000	43,054,786
0.8750%, 1/31/24	12,392,000	12,000,393
3.0000%, 7/31/24	31,561,000	30,986,491
4.2500%, 9/30/24	19,165,900	19,144,189
4.2500%, 12/31/24	24,496,000	24,518,008
1.5000%, 2/15/25	361,000	343,909
4.6250%, 2/28/25	1,583,000	1,598,397
3.1250%, 8/15/25	12,236,000	12,006,097
4.6250%, 3/15/26	34,783,000	35,576,487
3.5000%, 1/31/28	43,663,500	43,434,949
4.0000%, 2/29/28	20,752,000	21,126,509
3.6250%, 3/31/28	12,390,000	12,410,327
3.6250%, 3/31/30	1,261,000	1,266,911
Total United States Treasury Notes/Bonds (cost $339,438,639)		337,317,281
Investment Companies– 2.9%
Money Markets – 2.9%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $25,321,104)	25,316,704	25,321,767
Total Investments (total cost $889,649,219) – 100.0%		865,845,363
Cash, Receivables and Other Assets, net of Liabilities – 0%		410,890
Net Assets – 100%		$866,256,253

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$837,979,502	96.8%
France	8,101,850	0.9
Denmark	6,595,095	0.8
Ireland	5,191,875	0.6
Canada	4,539,440	0.5
Japan	1,893,254	0.2
United Arab Emirates	1,544,347	0.2

Total	$865,845,363	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$773,859	$769	$(899)	$25,321,767
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	17,391∆	-	-	-
Total Affiliated Investments - 2.9%	$791,250	$769	$(899)	$25,321,767

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	40,688,230	314,113,635	(329,479,968)	25,321,767
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	1,022,250	106,032,488	(107,054,738)	-

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,498	7/6/23	$309,266,783	$2,826,926
Ultra 10-Year Treasury Note	39	6/30/23	4,724,484	151,125
Total - Futures Long				2,978,051
Futures Short:
10 Year US Treasury Note	109	6/30/23	(12,526,484)	(334,664)
5 Year US Treasury Note	581	7/6/23	(63,624,039)	(654,007)
US Treasury Long Bond	150	6/30/23	(19,673,438)	(794,531)
Total - Futures Short				(1,783,202)
Total				$1,194,849

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2023

Credit default swaps:
Average notional amount - buy protection	$ 1,687,950
Futures contracts:
Average notional amount of contracts - long	279,778,484
Average notional amount of contracts - short	87,027,974

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $380,062,375, which represents 43.9% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$343,338,188	$-
Corporate Bonds	-	115,226,645	-
Mortgage-Backed Securities	-	44,641,482	-
United States Treasury Notes/Bonds	-	337,317,281	-
Investment Companies	-	25,321,767	-
Total Investments in Securities	$-	$865,845,363	$-
Other Financial Instruments(a):
Futures Contracts	2,978,051	-	-
Total Assets	$2,978,051	$865,845,363	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$1,783,202	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70291 05-23